Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2012	Apr. 30, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts and sales returns	$ 200,000	$ 225,000
Accumulated amortization	$ 1,262,000	$ 1,099,000
Common stock, par value	$ 1	$ 1
Common stock, authorized shares	54,000,000	54,000,000
Common stock, issued shares	10,703,309	8,928,309
Common stock, outstanding shares	10,703,309	8,928,309